Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,217,114)	$ (2,147,985)	$ (4,024,222)	$ (1,985,234)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,028	17,135	30,570	29,422
Amortization of debt discount	9,459
Stock based compensation	359,062	262,687	650,271	242,146
Bad debt expense on note receivable and accrued interest		89,933	89,933
Change in fair value of derivative liability	(17,385)
Changes in assets and liabilities:
Accounts receivable	170,225	83,201	181,960	(37,243)
Inventories	55,579	(58,637)	97,736	(329,598)
Deposits and other assets		(118,168)	(118,168)	32,045
Prepaid expenses	1,315	(78,376)	(1,245)	(2,919)
Accrued payroll and payroll related expenses	9,072	15,982	39,421	(20,239)
Accounts payable and accrued expenses	(452,689)	44,902	(146,784)	(9,003)
Accrued separation costs	(4,500)
Net cash used in operating activities	(2,067,948)	(1,889,326)	(3,200,528)	(2,080,623)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in intangible assets	(14,354)	(20,328)	(36,593)	(19,408)
Net cash used in investing activities	(14,354)	(20,328)	(36,593)	(19,408)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of common stock	245,000		1,244,037	4,138,435
Proceeds from the issuances of notes payable	1,550,000
Proceeds from the issuances of a shareholder note payable	75,000
Proceeds from the exercise of warrants				40,000
Net cash provided by financing activities	1,870,000		1,244,037	4,178,435
NET DECREASE IN CASH	(212,302)	(1,909,654)	(1,993,084)	2,078,404
BEGINNING OF THE PERIOD	243,753	2,236,837	2,236,837	158,433
END OF THE PERIOD	31,451	327,183	243,753	2,236,837
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	42,045	2,092	4,227	3,537
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount recognized on notes payable at issuance	83,300
Conversion of accounts payable into restricted stock				44,700
Settlement of receivables with payables	47,597	80,000	301,799
Right to use assets funded through leases	$ 26,298
Purchases of inventory in accounts payable			$ 1,237,691